Joint operations	12 Months Ended
Dec. 31, 2018
Disclosure Of Joint Operations [Abstract]
Joint operations

30. Joint operations

Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations located around the world. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.

As a result of the restructuring of JV Inkai, effective January 1, 2018 Cameco’s ownership interest was reduced to 40% (previously 60%) and Cameco began accounting for JV Inkai on an equity basis. In 2017, the participants in the Inkai joint operation purchased uranium from JV Inkai and, in turn, derived revenue directly from the sale of such product to third party customers.

Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2018	2017

Total assets
McArthur River	Canada	69.81%	$1,065,562	$1,121,509
Key Lake	Canada	83.33%	537,233	482,879
Cigar Lake	Canada	50.03%	1,503,863	1,531,150
Inkai	Kazakhstan	40.00%	-	230,280

			$3,106,658	$3,365,818

Total liabilities
McArthur River		69.81%	$32,829	$38,896
Key Lake		83.33%	222,369	140,214
Cigar Lake		50.03%	38,478	40,687
Inkai		40.00%	-	119,998

			$293,676	$339,795

Through unsecured shareholder loans, Cameco has agreed to fund the development of the Inkai project. While proportionately consolidating JV Inkai, in 2017 Cameco eliminated the loan balances recorded by Inkai and recorded advances receivable (notes 10 and 31) representing its 40% share.